Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 771,218	$ 766,684
Capital Levels Maintained	8,003,500	1,910,750
Excess Net Capital	$ 7,232,282	$ 1,144,066
Percent of Requirement Maintained	1038.00%	249.00%
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 385,609	$ 383,342
Capital Levels Maintained	7,319,000	1,273,900
Excess Net Capital	$ 6,933,391	$ 890,558
Percent of Requirement Maintained	1898.00%	332.00%
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 385,609	$ 383,342
Capital Levels Maintained	684,500	636,850
Excess Net Capital	$ 298,891	$ 253,508
Percent of Requirement Maintained	178.00%	166.00%